Consolidated Statement of Changes in Equity - GBP (£) £ in Millions		Total	Called-up share capital [member]	Share premium account [member]	Other reserves [member] [1]	Own shares [member]	Retained earnings [member]	Total equity shareholder's funds [member]	Non-controlling interests [member]
Beginning balance at Dec. 31, 2016		£ 9,761.7	£ 133.2	£ 562.2	£ 1,185.2	£ (962.0)	£ 8,400.0	£ 9,318.6	£ 443.1
Ordinary shares issued		6.4	0.1	6.3				6.4
Treasury share additions		(289.6)				(289.6)		(289.6)
Treasury share allocations						112.2	(112.2)
Profit for the year		1,912.3					1,816.6	1,816.6	95.7
Exchange adjustments on foreign currency net investments		(465.2)			(445.5)			(445.5)	(19.7)
Gain on revaluation of available for sale investments		32.1			32.1			32.1
Actuarial gain(loss) on defined benefit pension plans		17.0					17.0	17.0
Deferred tax on defined benefit pension plans		(24.6)					(24.6)	(24.6)
Other comprehensive income/(loss)		(440.7)			(413.4)		(7.6)	(421.0)	(19.7)
Total comprehensive (loss)/income		1,471.6			(413.4)		1,809.0	1,395.6	76.0
Dividends paid		(839.3)					(751.5)	(751.5)	(87.8)
Non-cash share-based incentive plans (including share options)		105.0					105.0	105.0
Tax adjustment on share-based payments		3.0					3.0	3.0
Net movement in own shares held by ESOP Trusts		(214.6)				(31.7)	(182.9)	(214.6)
Recognition/remeasurement of financial instruments		(21.8)			(10.1)		(11.7)	(21.8)
Acquisition of subsidiaries	[2]	(26.3)					(63.8)	(63.8)	37.5
End of year at Dec. 31, 2017		9,956.1	133.3	568.5	761.7	(1,171.1)	9,194.9	9,487.3	468.8
Accounting policy change (IFRS 9)					(407.4)		407.4
Beginning balance, revised at Dec. 31, 2017		9,956.1	133.3	568.5	354.3	(1,171.1)	9,602.3	9,487.3	468.8
Ordinary shares issued		1.2		1.2				1.2
Treasury share additions		(104.3)				(104.3)		(104.3)
Treasury share allocations						1.5	(1.5)
Profit for the year		1,139.4					1,062.9	1,062.9	76.5
Exchange adjustments on foreign currency net investments		78.9			69.9			69.9	9.0
Movements on equity investments held at fair value through other comprehensive income		(247.9)					(247.9)	(247.9)
Actuarial gain(loss) on defined benefit pension plans		8.9					8.9	8.9
Deferred tax on defined benefit pension plans		(0.7)					(0.7)	(0.7)
Other comprehensive income/(loss)		(160.8)			69.9		(239.7)	(169.8)	9.0
Total comprehensive (loss)/income		978.6			69.9		823.2	893.1	85.5
Dividends paid		(853.6)					(747.4)	(747.4)	(106.2)
Non-cash share-based incentive plans (including share options)		84.8					84.8	84.8
Tax adjustment on share-based payments		(1.2)					(1.2)	(1.2)
Net movement in own shares held by ESOP Trusts		(102.8)				18.2	(121.0)	(102.8)
Recognition/remeasurement of financial instruments		(20.4)			(30.7)		10.3	(20.4)
Acquisition of subsidiaries	[2]	(131.8)					(108.1)	(108.1)	(23.7)
End of year at Dec. 31, 2018		9,806.6	133.3	569.7	393.5	(1,255.7)	9,541.4	9,382.2	424.4
Accounting policy change (IFRS 16)	[3]	(128.9)					(128.9)	(128.9)
Deferred tax on accounting policy change (IFRS 16)	[3]	27.8					27.8	27.8
Beginning balance, revised at Dec. 31, 2018		9,705.5	133.3	569.7	393.5	(1,255.7)	9,440.3	9,281.1	424.4
Ordinary shares issued		0.6		0.6				0.6
Treasury share additions		(43.8)
Share cancellations		(47.7)	(0.5)		0.5		(47.7)	(47.7)
Treasury share allocations		0.0				1.0	(1.0)
Profit for the year		717.9					624.1	624.1	93.8
Exchange adjustments recycled to the income statement on disposal of discontinued operations		(284.0)			(284.0)			(284.0)
Exchange adjustments on foreign currency net investments		(379.4)			(361.4)			(361.4)	(18.0)
Movements on equity investments held at fair value through other comprehensive income		(141.4)					(141.4)	(141.4)
Actuarial gain(loss) on defined benefit pension plans		(36.6)					(36.6)	(36.6)
Deferred tax on defined benefit pension plans		6.4					6.4	6.4
Other comprehensive income/(loss)		(835.0)			(645.4)		(171.6)	(817.0)	(18.0)
Total comprehensive (loss)/income		(117.1)			(645.4)		452.5	(192.9)	75.8
Dividends paid		(846.7)					(750.5)	(750.5)	(96.2)
Non-cash share-based incentive plans (including share options)		71.4					71.4	71.4
Tax adjustment on share-based payments		3.1					3.1	3.1
Net movement in own shares held by ESOP Trusts						76.0	(76.0)
Recognition/remeasurement of financial instruments		15.6			2.5		13.1	15.6
Share purchases – close period commitments	[4]	(252.3)			(252.3)			(252.3)
Acquisition of subsidiaries	[2]	(88.9)					(56.3)	(56.3)	(32.6)
End of year at Dec. 31, 2019		£ 8,443.5	£ 132.8	£ 570.3	£ (501.2)	£ (1,178.7)	£ 9,048.9	£ 8,072.1	£ 371.4

[1]	Other reserves are analysed in note 29.
[2]	Acquisition of subsidiaries represents movements in retained earnings and non-controlling interests arising from changes in ownership of existing subsidiaries and recognition of non-controlling interests on new acquisitions.
[3]	The impact of the adoption of IFRS 16 Leases from 1 January 2019 is described in the accounting policies.
[4]	During 2019, the Company entered into an arrangement with a third party to conduct share buybacks on its behalf in the close period commencing on 2 January 2020 and ending on 27 February 2020, in accordance with UK listing rules. The commitment resulting from this agreement constitutes a liability at 31 December 2019, which is included in Trade and other payables: amounts falling due within one year and has been recognised as a movement in equity.